Note 12 - Income Taxes (Detail) - Income Tax Reconciliation (Parentheticals)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statutory tax rate	34.00%	34.00%	34.00%